Basis of preparation (Details) - EUR (€) € in Millions	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Basis of Preparation
Minimum undiscounted forecast period for assessing future taxable profits	5 years
Threshold forecast period of recovery of tax losses	5 years
Portion of property, plant and equipment in total assets (as a percent)	26.60%	23.70%
Minimum compound annual growth rate in adjusted EBITDA for five years forecast (in years)	6 years
Maximum compound annual growth rate in adjusted EBITDA for five years forecast (in years)	10 years
Foreign exchange translation differences transferred to the income statement	€ (13)	€ (146)	€ 2,277
Operating profit
Basis of Preparation
Net foreign exchange loss		24
Net foreign exchange gain	1		1
Non-operating income and expense
Basis of Preparation
Net foreign exchange loss		37
Net foreign exchange gain	4		0
Investment and financing income
Basis of Preparation
Net foreign exchange loss	23	205
Net foreign exchange gain			190
Income tax expense
Basis of Preparation
Net foreign exchange loss	7	2
Net foreign exchange gain			7
Loss for the financial year from discontinued operations
Basis of Preparation
Net foreign exchange loss	€ 0	€ 0	€ 2,079
Land | Minimum
Basis of Preparation
Maximum Lease Term For Land And Buildings	5 years
Buildings | Maximum
Basis of Preparation
Maximum Lease Term For Land And Buildings	10 years